U.S Securities and Exchange Commission
                    Washington D.C. 20549
                         Form 24F-2
             Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2


1.   Smith Breeden Series Fund
     100 Europa Drive
     Chapel Hill NC 27514

2.    Short Duration U.S. Government Series
      Intermediate Duration U.S. Government Series

3.   Investment Company File Act No: 811-6431
     Securities Act File No:  33-43089

4.    The last day of fiscal year for which this notice is filed is  March 31, 1997
 .

5.   Not applicable

6.   Not applicable.

7. The number or amount of securities of the same class or series of the Fund which had been registered under the Securities
Act of 1933 other than pursuant to Rule 24f-2 in a prior year but which remained unsold at the beginning of the year was:
9,896,307 shares or $99,894,916

8. The number and amount of securities of the Fund registered during the fiscal year other than pursuant to Rule 24f-2 was:
NONE

9.   The number and aggregate sales price of securities of the
Fund sold during such fiscal year was: 6,623,728 shares or
$64,811,763


10. The number and aggregate sales price of securities of the Fund sold during such fiscal year in reliance upon registration pursuant to Rule 24f-2 was: 6,623,728 shares or $64,811,763

11. The number and aggregate sales price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable: included in item 9 above.

12. Calculation of filing fee pursuant to Rule 24f-2(c):

(i)  Aggregate sales prices of securities sold pursuant
to Rule 24f-2 during the fiscal year:  $64,811,763

(ii) Aggregate price of shares issued in connection with dividend reinvestment plans: Included in (i)

(iii) Aggregate price of shares redeemed or repurchased
during fiscal year:  $167,087,358

(iv) Aggregate price of shares redeemed or repurchased and previously applied as a reduction to filing fees pursuant to Rule 24e-2: N/A

(v) Net aggregate price of securities sold and issued during the fiscal year in reliance on Rule 24f-2: None

(vi) Multiplier prescribed by Section 6 (b) of the Securities
Act of 1933 or other applicable law:  1/33 of 1%

(vii) Fee due: None

13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commissions
Rules of Informal Order and Other Procedures  { }

Date of mailing or wire of filing fees to lockbox: N/A

                    SIGNATURES
This report has been signed below by the following persons on behalf of the issuer and in the capacity and on the dates indicated.

BY:  Marianthe S. Mewkill S/
     Vice President & Treasurer
     May 29, 1997